Offsetting of Financial Assets and Liabilities (Tables)	12 Months Ended
Mar. 31, 2019
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Summary of Offsetting of Financial Assets and Liabilities

The following tables present the information about the impact of offsetting of financial assets and liabilities in the consolidated statements of financial position in accordance with the criteria described in Note 2 “Summary of Significant Accounting Policies,” as well as the impact of netting of financial instruments that are subject to enforceable master netting arrangements or similar agreements but do not qualify for the offsetting criteria at March 31, 2019 and 2018.

	At March 31, 2019
	Gross amounts of recognized financial assets and liabilities	Gross amounts offset in statements of financial position(1)	Net amounts presented in statements of financial position	Related amounts not offset in statements of financial position(2)
				Financial instruments(3)	Cash collateral	Net amounts
	(In millions)
Financial assets(4):
Reverse repurchase agreements and cash collateral on securities borrowed	¥11,462,683	¥(1,116,689)	¥10,345,994	¥(10,243,455)	¥—	¥102,539
Derivative financial instruments	3,881,854	(499,280)	3,382,574	(1,798,712)	(316,886)	1,266,976

Total	¥15,344,537	¥(1,615,969)	¥13,728,568	¥(12,042,167)	¥(316,886)	¥1,369,515

Financial liabilities(4):
Repurchase agreements and cash collateral on securities lent	¥14,003,938	¥(1,116,689)	¥12,887,249	¥(12,885,505)	¥—	¥1,744
Derivative financial instruments	3,643,981	(592,208)	3,051,773	(1,803,566)	(472,156)	776,051

Total	¥17,647,919	¥(1,708,897)	¥15,939,022	¥(14,689,071)	¥(472,156)	¥777,795

	At March 31, 2018
	Gross amounts of recognized financial assets and liabilities	Gross amounts offset in statements of financial position(1)	Net amounts presented in statements of financial position	Related amounts not offset in statements of financial position(2)
				Financial instruments(3)	Cash collateral	Net amounts
	(In millions)
Financial assets(4):
Reverse repurchase agreements and cash collateral on securities borrowed	¥9,346,594	¥(854,891)	¥8,491,703	¥(8,458,707)	¥—	¥32,996
Derivative financial instruments	4,729,842	(844,571)	3,885,271	(1,999,343)	(479,814)	1,406,114

Total	¥14,076,436	¥(1,699,462)	¥12,376,974	¥(10,458,050)	¥(479,814)	¥1,439,110

Financial liabilities(4):
Repurchase agreements and cash collateral on securities lent	¥12,877,484	¥(854,891)	¥12,022,593	¥(12,019,290)	¥—	¥3,303
Derivative financial instruments	4,526,765	(1,028,749)	3,498,016	(2,009,835)	(587,693)	900,488

Total	¥17,404,249	¥(1,883,640)	¥15,520,609	¥(14,029,125)	¥(587,693)	¥903,791

(1)	Amounts offset for derivative financial instruments include cash collateral.
(2)

The amounts of financial instruments and cash collateral have been limited to the net amounts presented in the consolidated statements of financial position so as not to include any over-collateralization.

(3)	Financial instruments include non-cash collateral at fair value.
(4)	Financial assets and liabilities include amounts that are both subject to and not subject to enforceable master netting arrangements or similar agreements.